Loans receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans Receivable Details [Abstract]
Current (terms of one year or less)	$ 54,978	$ 69,949
Non-Current (terms exceeding one year)	1,135	34,726
Gross loans receivable	$ 56,113	$ 104,675